SCHEDULE OF LOAN PAYABLES - EIDL (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total loans payables, EIDL	$ 415,414	$ 425,865
Less - current portion	(10,924)	(10,526)
Total loans payables, EIDL, less current portion	404,490	415,339
Global AA Group, Inc. [Member]
Total loans payables, EIDL	138,616	142,104
Global BB Group, Inc. [Member]
Total loans payables, EIDL	138,661	142,119
Global JJ Group, Inc. [Member]
Total loans payables, EIDL	$ 138,137	$ 141,642